Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
10.	Leases

The Company has operating leases for office and warehouse storage. The Company’s leases have remaining lease terms of 1 to 2 years.

As of December 31, 2024, the Company has no additional material operating leases that have not yet commenced.

The following tables provide information about the Company’s operating leases.

	As of December 31,
Right-of-use asset – operating lease	2024	2023

Cost	$-	$147,539
Accumulated amortisation	-	(107,118)

Total lease cost	$-	$40,421

	Years ended December 31,
Other information	2024	2023

New right-of-uses asset – operating lease and lease liabilities recognized	$-	$45,992
Cash paid for amounts included in the measurement of operating lease liabilities	71,538	79,769
Weighted-average remaining lease term - operating leases	-	0.5 years
Weighted-average discount rate - operating leases	-%	5.625%